Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in Dollars per share)	$ 1	$ 1
Preferred stock, shares authorized	250,000	250,000
Preferred stock, shares issued	54,867	65,090
Preferred stock, shares outstanding	54,867	65,090
Common stock, par value (in Dollars per share)	$ 1	$ 1
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,039,448	4,879,435
Common stock, shares outstanding	4,918,202	4,758,189
Treasury Stock, shares	121,246	121,246